Accounts Payable, Accrued Expenses and Other (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued employee compensation and benefits	$ 438	$ 351
Accounts payable	314	268
Liability for guest loyalty program, current	543	494
Insurance reserves, current	122	116
Other accrued expenses	404	390
Accounts payable, accrued expenses and other	$ 1,821	$ 1,619